SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

14) SHAREHOLDERS’ EQUITY

a) Share Capital

	2016		2015		2014
Authorized unlimited number of common shares Issued: (thousands)	Shares	Amount	Shares	Amount	Shares	Amount
Balance, beginning of year	206,539	$3,133,524	205,732	$3,120,002	202,758	$3,061,839
Issued for cash:
Public offering	33,350	230,115	—	—	—	—
Share issue costs (net of tax of $2,621)	—	(7,084)	—	—	—	—
Stock Option Plan	—	—	234	3,205	1,944	31,350
Non-cash:
Share-based compensation - settled	594	9,407	573	10,050	—	—
Stock Option Plan - exercised	—	—	—	267	—	4,978
Stock Dividend Plan(1)	—	—	—	—	1,030	21,835
Balance, end of year	240,483	$3,365,962	206,539	$3,133,524	205,732	$3,120,002
(1)	Effective with the October 2014 dividend, Enerplus suspended the Stock Dividend Plan.

The Company is authorized to issue an unlimited number of common shares without par value.

On May 31, 2016, Enerplus issued 33,350,000 common shares at a price of $6.90 per share for gross proceeds of $230,115,000  ($220,410,400, net of issue costs before tax).

At the Company’s Annual General Meeting on May 6, 2016, the Shareholders of the Company approved a reduction in Enerplus’ legal stated capital to $1 per share to be reflected in the contributed surplus account of the Company.  This transaction does not result in an adjustment to the financial statements under U.S. GAAP.

b) Dividends

($ thousands)	2016	2015	2014
Cash dividends	$35,439	$131,955	$199,263
Stock dividends(1)	—	—	21,835
Dividends to shareholders	$35,439	$131,955	$221,098

(1)Effective with the October 2014 dividend, Enerplus suspended the Stock Dividend Plan.

For the year ended December 31, 2016 Enerplus paid dividends of $0.16 per weighted average common share totaling $35.4 million (December 31, 2015 - $0.64 per share and $132.0 million, December 31, 2014 - $1.08 per share and $221.1 million).

c) Share-based Compensation

The following table summarizes Enerplus' share-based compensation expense, which is included in General and Administrative expense on the Consolidated Statements of Income/(Loss):

($ thousands)	2016	2015	2014
Cash:
Long-term incentive plans (recovery)/expense	$3,114	$874	$(1,220)
Non-Cash:
Long-term incentive plans expense	26,951	18,878	9,349
Stock option plan expense	63	709	4,137
Equity swap (gain)/loss	(3,582)	2,097	9,282
Share-based compensation expense	$26,546	$22,558	$21,548

i) Long-term Incentive (“LTI”) Plans

In 2014, the Performance Share Unit (“PSU”) and Restricted Share Unit (“RSU”) plans were amended such that grants under the plans are settled through the issuance of treasury shares.   The amendment was effective beginning with our grant in March of 2014.  The final cash-settled RSU grant was paid in 2016.

The following table summarizes the PSU, RSU and Director Share Unit (“DSU”) activity for the twelve months ended December 31, 2016:

For the year ended December 31, 2016	Cash-settled LTI Plans		Equity-settled LTI Plans
(thousands of units)	RSU	DSU	PSU	RSU	Total
Balance, beginning of year	92	166	1,222	1,627	3,107
Granted	—	140	1,433	2,007	3,580
Vested	(89)	—	—	(594)	(683)
Forfeited	(3)	—	(590)	(342)	(935)
Balance, end of year	—	306	2,065	2,698	5,069

Cash-settled LTI Plans

For the year ended December 31, 2016 the Company recorded cash share-based compensation expense of $3.1 million (2015 - $0.9 million, 2014 - recovery of $1.2 million). For the year ended December 31, 2016, the Company made cash payments of $2.7 million related to its cash-settled plans (2015 - $15.0 million, 2014 - $14.1 million).

As of December 31, 2016, a liability of $3.9 million (December 31, 2015 - $2.3 million) with respect to the DSU plan has been recorded to Accounts Payable on the Consolidated Balance Sheets.

Equity-settled LTI Plans

For the year ended December 31, 2016 the Company recorded non-cash share-based compensation expense of $27.0 million (2015 - $18.9 million, 2014 - $9.3 million).

The following table summarizes the cumulative share-based compensation expense recognized to-date which is recorded to Paid-in Capital on the Consolidated Balance Sheets. Unrecognized amounts will be recorded to non-cash share-based compensation expense over the remaining vesting terms.

At December 31, 2016 ($ thousands, except for years)	PSU(1)	RSU	Total

Cumulative recognized share-based compensation expense	$22,739	$15,290	$38,029
Unrecognized share-based compensation expense	13,220	5,330	18,550
Fair value	$35,959	$20,620	$56,579
Weighted-average remaining contractual term (years)	1.6	1.3

(1)Includes estimated performance multipliers.

ii) Stock Option Plan

The Company used the Black-Scholes option pricing model to estimate the fair value of options granted under the Stock Option Plan. The Company suspended the issuance of stock options in 2014.

The following table summarizes the stock option plan activity for the year ended December 31, 2016:

	Number of Options	Weighted Average
Year ended December 31, 2016	(thousands)	Exercise Price
Options outstanding, beginning of year	7,580	$18.49
Forfeited	(1,680)	19.33
Options outstanding and exercisable, end of year	5,900	$18.29

At December 31, 2016, 5,900,000 options were exercisable at a weighted average exercise price of $18.29 with a final expiry in 2020, giving an aggregate intrinsic value of nil (December 31, 2015 - nil, December 31, 2014 - nil). The intrinsic value of options exercised during the year ended December 31, 2016 was nil (December 31, 2015 - $0.2 million, December 31, 2014 - $13.4 million).

d) Basic and Diluted Net Income/(Loss) Per Share

Net income/(loss) per share has been determined as follows:

(thousands, except per share amounts)	2016	2015	2014
Net income/(loss)	$397,416	$(1,523,403)	$299,076

Weighted average shares outstanding - Basic	226,530	206,205	204,510
Dilutive impact of share-based compensation(1)	4,763	—	2,914
Weighted average shares outstanding - Diluted	231,293	206,205	207,424
Net income/(loss) per share
Basic	$1.75	$(7.39)	$1.46
Diluted	$1.72	$(7.39)	$1.44

(1)  For the year ended December 31, 2015, the impact of share-based compensation was anti‑dilutive as a conversion to shares would not increase the loss per share.